Operating Segments (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of major customers [abstract]
Summary of Revenue Sales of Uranium Inventory From Major Customers

Revenue from sales of uranium inventory from major customers for the year ended April 30, 2024 is summarized as follows:

	For the year ended April 30,
	2024	2023
	($)	($)
Customer A	22,353	—
Customer B	15,318	—
Customer C	5,029	—
Total	42,700	—